Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2011
Schedule III - Supplementary Insurance Information [Abstract]
Supplementary Insurance Information, for Insurance Companies Disclosure [Text Block]
Schedule III
Supplementary Insurance Information
PRIMERICA, INC.

	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy benefits and claims payable	Separate account liabilities

	(In thousands)
December 31, 2011:
Term Life Insurance	$806,629	$4,445,472	$—	$219,666	$—
Investment and Savings Products	66,134	—	—	—	2,407,515
Corporate and Other Distributed Products	31,722	169,388	7,022	22,088	1,083
Total	$904,485	$4,614,860	$7,022	$241,754	$2,408,598

December 31, 2010:
Term Life Insurance	$638,843	$4,237,487	$—	$210,595	$—
Investment and Savings Products	68,254	—	—	—	2,445,590
Corporate and Other Distributed Products	31,849	171,696	5,563	19,300	1,196
Total	$738,946	$4,409,183	$5,563	$229,895	$2,446,786

	Premium revenue	Net investment income	Benefits and claims	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

	(In thousands)
Year ended December 31, 2011:
Term Life Insurance	$460,641	$62,688	$197,159	$89,474	$105,912	$—
Investment and Savings Products	—	—	—	12,482	267,144	—
Corporate and Other Distributed Products	65,751	45,913	45,537	2,078	139,398	41,891
Total	$526,392	$108,601	$242,696	$104,034	$512,454	$41,891

Year ended December 31, 2010:
Term Life Insurance	$664,668	$110,633	$277,653	$137,009	$132,423	$—
Investment and Savings Products	—	—	—	9,330	238,949	—
Corporate and Other Distributed Products	66,039	54,478	40,050	1,502	163,478	40,429
Total	$730,707	$165,111	$317,703	$147,841	$534,850	$40,429

Year ended December 31, 2009:
Term Life Insurance	$1,434,197	$274,212	$559,038	$343,514	$198,395	$—
Investment and Savings Products	—	—	—	7,254	199,482	—
Corporate and Other Distributed Products	67,830	77,114	41,235	1,489	128,199	40,849
Total	$1,502,027	$351,326	$600,273	$352,257	$526,076	$40,849

See the accompanying report of independent registered public accounting firm.